INCOME TAXES - Reconciliation between statutory and effective income tax (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Effective income tax rate reconciliation, difference due to tax effects
Netherlands corporate tax rate	25.00%	25.00%	25.00%
(Loss) / profit before tax from continued operations	$ (24)	$ 347	$ (595)
Income tax benefit at statutory tax rate (25.0%)	(6)	87	(148)
Different tax rates in different jurisdictions	(90)	152	(76)
Non-deductible expenses	216	89	320
Non-taxable income	(35)	(81)	(11)
Adjustments in respect of previous years	52	(3)	44
Movement in (un)recognized deferred tax assets	173	247	230
Withholding taxes	123	62	(179)
Tax claims	25	59	5
Change in income tax rate	10	(7)	28
Minimum taxes and other	4	30	7
Income tax expense	$ 472	$ 635	$ 220
Effective tax rate	(1966.70%)	183.00%	(37.00%)